LIQUIDITY, CAPITAL RESOURCES AND SUBSEQUENT EVENTS (Detail Textuals 1) - USD ($) $ in Millions		1 Months Ended
	Jan. 04, 2019	Jan. 19, 2019
Classification of assets as held for sale
Disclosure of non-adjusting events after reporting period [line items]
Net loss from sale of vessels	$ (1.1)
Major ordinary share transactions
Disclosure of non-adjusting events after reporting period [line items]
Net loss from sale of vessels		$ 1.6